UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-259741-09

Central Index Key Number of the issuing entity: 0002036193

BANK 2024-BNK48

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-259741

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Bank of America, National Association
(Central Index Key Number 0001102113)

National Cooperative Bank, N.A.

(Central Index Key Number 0001577313)

(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc. (Depositor)

Date: September 24, 2024	/s/ Jane Lam
By: Jane Lam, President

BANK 2024-BNK48 – Form ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document